Shareholders' Equity	12 Months Ended
Mar. 31, 2019
Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 11 – SHAREHOLDERS' EQUITY

Ordinary shares

Happiness Biotech was incorporated under the laws of the Cayman Islands on February 9, 2018. The Company issued 50,000 ordinary shares with par value of $1 to exchange for the ownership in Fujian Happiness from the former shareholders to Happiness Nanping.

A Reorganization of the legal structure was completed in August 2018. The Reorganization involved the incorporation of Happiness Biotech Group Limited, a Cayman Islands holding company; Happiness Biology Technology Group Limited, a holding company established in Hong Kong, PRC; Happiness (Nanping) Biotech Co., Ltd, a holding company established in Fujian, PRC; and the transfer of 100% ownership of Fujian Happiness from the former shareholders to Happiness Nanping.

The reorganization has been accounted for at historical cost and prepared on the basis as if the reorganization had become effective as of the beginning of the first period presented in the accompanying financial statements of the Company. The Company has retrospectively reflected the reorganization in all periods presented in these financial statements.

In June 2017, the Company received $221,421 (RMB 1,500,000 Yuan) from one investor into Fujian Happiness.

In May 2018, the Company received $627,628 (RMB 4,000,000 Yuan) from two investors into Fujian Happiness.

On March 4, 2019, the Company subdivided its 50,000 ordinary shares into 100,000,000 ordinary shares. The authorized ordinary shares became 100,000,000 shares and the par value changed from $1 to $0.0005. On the same day, the Company cancelled 77,223,100 ordinary shares and sold additional 223,100 ordinary shares at their par value of $111.55. Currently, the Company has 23,000,000 ordinary shares issued and outstanding. The Company has retrospectively reflected the stock subdivision and cancellation in all periods presented in these financial statements.

Statutory reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC ("PRC GAAP"). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity's registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. In 2019, $56,077 was appropriated by Fujian Happiness to the statutory surplus reserve and the statutory reserve is now equal to 50% of its registered capital. The reserved amounts as determined pursuant to PRC statutory laws totaled $2,064,096, and $2,008,019 as of March 31, 2019 and 2018.

Under PRC laws and regulations, statutory surplus reserves are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company, and are not distributable other than upon liquidation. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor allowed for distribution except under liquidation. Amounts restricted include paid-in capital, additional paid-in capital and statutory surplus reserves of the Company in PRC totaling $7,778,259 and $7,094,554 as of March 31, 2019 and 2018, respectively.

Dividends

Dividends declared by the Company are based on the distributable profits as reported in its statutory financial statements reported in accordance with PRC GAAP, which may differ from the results of operations reflected in the consolidated financial statements prepared in accordance with US GAAP. The Company's ability to pay dividends is primarily from cash received from its operating activities in PRC. For the years ended March 31, 2019 and 2018, the Company did not declare any dividends.